Investment Objectives and Goals	Aug. 19, 2026
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF